MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Employee benefits	¥ 45,051,494	$ 6,531,853	¥ 36,617,173	¥ 25,666,575